Consolidated Statements of Profit and Loss - USD ($)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 34,477,948		$ 35,153,190		$ 37,648,782
Cost of sales	(30,246,724)		(31,084,833)		(31,374,098)
Gross profit	4,231,224		4,068,357		6,274,684
Provision for and write off of withholding taxes receivable	(448,243)		(190,038)		(1,722,762)
Provision for obsolete inventory	(942,882)
Impairment loss on fixed assets	(4,408,037)
Selling, distribution and administrative expenses	(15,320,201)		(7,582,043)		(6,674,472)
Operating loss	(16,888,139)		(3,703,724)		(2,122,550)
Other income, net	88,732		285,220		52,956
Foreign exchange gains, net	(590,965)		(1,821,175)		68,924
Finance costs	(1,143,478)		(984,843)		(898,748)
Loss before income tax	(18,533,850)		(6,224,522)		(2,899,418)
Provision for income tax (expense) benefit	(132,208)		732,868		(242,837)
Net loss for the year	(18,666,058)		(5,491,654)		(3,142,255)
Less: net loss attributable to non-controlling interests	101,264		9,727		16,231
Net loss attributable to equity holders of the Company	$ (18,564,794)		$ (5,481,927)		$ (3,126,024)
Loss per share
Basic and diluted loss attributable to the equity holders of the Company (in Dollars per share)	$ (14.97)	[1]	$ (11.9)	[1]	$ (7.26)	[2]
Weighted average number of shares used in computation:
Basic and diluted (in Shares)	1,239,852	[1]	460,719	[1]	430,381	[2]

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.
[2]	Giving retroactive effect to the 2021 and 2023 share consolidation on August 20, 2021 and on January 31, 2023, respectively.